Share-Based Payments - Board LTIP 2020 - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	1,279,086		2,575,586
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	31,371	31,371
Vesting period	3 years
Vesting ratio per period	0.33
Board LTIP 2020 | Milestone 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	60.00%
Percentage of the share awards earned based on the price increase condition	100.00%
Board LTIP 2020 | Milestone 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Percentage of the share awards earned based on the price increase condition	33.00%
Board LTIP 2020 | Milestone 3 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Board LTIP 2020 | Milestone 3 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	60.00%
Board LTIP 2020 | Scenario four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Percentage of the share awards earned based on the price increase condition	0.00%